15. Intangible assets (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	R$ 137,827	R$ 60,007
Noncurrent liabilities	3,275,297	3,011,409
Liabilities	3,413,124	3,071,416
Alto Tiete
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	39,283	35,083
Noncurrent liabilities	252,093	282,501
Liabilities	291,376	317,584
Sao Lourenco
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	98,544	24,924
Noncurrent liabilities	3,023,204	2,728,908
Liabilities	R$ 3,121,748	R$ 2,753,832